Expense Example, No Redemption - Axonic Strategic Income Fund	Feb. 28, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 367
Expense Example, No Redemption, 3 Years	667
Expense Example, No Redemption, 5 Years	989
Expense Example, No Redemption, 10 Years	1,898
Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	568
Expense Example, No Redemption, 10 Years	$ 1,258